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FGT-Q3PH

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Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 9
Notes to Schedules of Investments 11

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), April 30, 2026
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Financial Services 0.0%
a,b,c
Astana Finance JSC , GDR , 144A ....................... Kazakhstan 193,625 $ —
Metals & Mining 0.0%
†
b
Petra Diamonds Ltd. ................................. South Africa 96,243 22,657
Real Estate Management & Development 0.0%
†
b
Country Garden Holdings Co. Ltd. ....................... China 5,820 217
Total Common Stocks (Cost $ 22,261 ) ........................................
22,874
Warrants
Warrants 1.6%
Financial Services 1.6%
a,b,d
Venezuela Government , Oil Value Recovery , 4/15/20 ......... Venezuela 925,920 2,299,154
Metals & Mining 0.0%
a,b
Petra Diamonds Ltd. , 2/20/49 .......................... South Africa 339,904 —
Total Warrants (Cost $ 17,796,506 ) ...........................................
2,299,154
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,d,e
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $ 4,600,000 ) .....................
—
Principal
Amount
*
Convertible Bonds 0.1%
Real Estate Management & Development 0.1%
Country Garden Holdings Co. Ltd. ,
f
AI , Senior Note , 48 .37% , 12/31/31 ..................... China 719,660 76,932
AI , Senior Secured Note , Zero Cpn., 12/31/34 ............ China 29,925 972
77,904
Total Convertible Bonds (Cost $ 90,555 ) ......................................
77,904
Quasi-Sovereign Bonds 9.1%
Financial Services 0.0%
a ,c ,g ,h
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
Municipal Bonds 2.3%
i
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 290,386 289,660
i
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 1,500,000 1,548,750
i
Istanbul Metropolitan Municipality ,
Senior Note , 144A, 10.75% , 4/12/27 ................... Turkiye 250,000 261,777
Senior Note , 144A, 10.5% , 12/06/28 ................... Turkiye 1,245,000 1,349,631
3,449,818
Oil, Gas & Consumable Fuels 6.2%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 950,000 856,476
i
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 1,350,000 1,381,185
i
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,450,000 1,386,172
a
Nigerian Petroleum Corp. , 10.674% , 12/15/30 .............. Nigeria 2,000,000 1,969,761

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 2,050,000 $ 2,057,964
i
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 1,350,000 1,455,077
9,106,635
Transportation Infrastructure 0.6%
i ,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,770,618,492 COP 862,732
Total Quasi-Sovereign Bonds (Cost $ 16,043,537 ) ..............................
13,419,185
Corporate Bonds 9.7%
Banks 0.3%
i
Ipoteka-Bank ATIB ,
Senior Note , Reg S, 20.5% , 4/25/27 ................... Uzbekistan 2,500,000,000 UZS 220,412
Senior Note , Reg S, 17.5% , 10/09/28 .................. Uzbekistan 2,510,000,000 UZS 217,348
437,760
Broadline Retail 0.0%
a ,g ,i
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 4,842,864 —
a ,g ,i
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 1.4%
i
Braskem America Finance Co. , Senior Bond , Reg S, 7.125% ,
7/22/41 ......................................... Brazil 740,000 421,338
g ,i
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 1,640,000 1,153,633
i
Braskem Netherlands Finance BV , Senior Bond , Reg S, 8% ,
10/15/34 ........................................ Brazil 770,000 450,943
2,025,914
Commercial Services & Supplies 0.1%
g ,i
Ambipar Lux SARL ,
Senior Note , 144A, 9.875% , 2/06/31 ................... Brazil 671,000 125,813
Senior Note , 144A, 10.875% , 2/05/33 .................. Brazil 600,000 90,750
216,563
Diversified Telecommunication Services 0.5%
i
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 650,000 680,491
Electric Utilities 2.5%
i
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,760,000 1,663,694
i
ADM Elektrik Dagitim A/S , Senior Note , 144A, 9.5% , 2/05/31 ... Turkiye 700,000 688,749
i
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9% , 10/15/29 ... Turkiye 700,000 680,533
i
Limak Yenilenebilir Enerji A/S , Senior Note , 144A, 9.625% ,
8/12/30 ......................................... Turkiye 700,000 700,244
3,733,220
Food Products 0.3%
i
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,700,000 442,000
Metals & Mining 0.5%
i
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/30 ................................... South Africa 1,415,350 810,552

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 2.0%
i
Kosmos Energy Ltd. , Senior Note , 144A, 8.75% , 10/01/31 ..... Ghana 2,100,000 $ 1,941,996
i
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 1,087,402 1,017,615
2,959,611
Real Estate Management & Development 0.1%
k
Country Garden Holdings Co. Ltd. ,
AI , Senior Secured Bond , PIK, 1.25% , 12/31/36 ........... China 988,619 80,424
AI , Senior Secured Note , PIK, 5% , 12/31/32 ............. China 347,370 49,066
AI , Senior Secured Note , PIK, 2.25% , 12/31/34 ........... China 55,575 4,585
134,075
Transportation Infrastructure 0.5%
i
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S , Senior
Secured Bond , 144A, 9.5% , 7/10/36 .................... Turkiye 666,988 675,579
Wireless Telecommunication Services 1.5%
i
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Jamaica 1,250,000 1,301,307
i
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Bond , 144A, 8.875% , 10/18/29 .................
Trinidad and
Tobago 970,000 991,321
2,292,628
Total Corporate Bonds (Cost $ 21,981,378 ) ....................................
14,408,393
Loan Participations and Assignments 0.5%
a ,g ,i ,l
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, FRN ,
5.95% , ( 5-year CMT T-Note + 4.546% ), 4/15/30 ........... Russia 1,000,000 —
i
Ardshinbank CJSC Via Dilijan Finance BV , Senior Note , 144A,
6.6% , 1/22/31 .................................... Armenia 700,000 704,835
a ,d ,k ,m
Global Distressed Alpha Fund III LP ,
PIK, 12% , Perpetual ................................ United States 2,041,337 —
Total Loan Participations and Assignments (Cost $ 3,219,685 ) ..................
704,835
Foreign Government and Agency Securities 68.6%
i
Angola Government Bond ,
Senior Bond , 144A, 8.75% , 4/14/32 .................... Angola 1,697,000 1,770,421
Senior Bond , 144A, 9.375% , 5/08/48 ................... Angola 1,800,000 1,757,780
Argentina Bonos del Tesoro Nacional Capitalizable en Pesos ,
24.08% , 6/30/26 ................................... Argentina 1,720,000,000 ARS 1,216,909
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ........................ Argentina 1,835,000 1,371,663
Senior Note , 1% , 7/09/29 ............................ Argentina 882,343 788,374
i
Armenia Government Bond , Senior Bond , 144A, 3.6% , 2/02/31 . Armenia 1,600,000 1,473,383
i
Benin Government Bond ,
Senior Bond , 144A, 4.875% , 1/19/32 ................... Benin 683,000 EUR 772,428
Senior Bond , 144A, 7.96% , 2/13/38 .................... Benin 400,000 412,071
Senior Bond , 144A, 8.375% , 1/23/41 ................... Benin 1,600,000 1,668,238
Brazil Government Bond ,
Senior Bond , 4.75% , 1/14/50 ......................... Brazil 1,870,000 1,390,345
j
B , Index Linked, 6% , 5/15/35 ......................... Brazil 15,614,505 BRL 2,883,582
Brazil Notas do Tesouro Nacional , 10% , 1/01/35 ............
Brazil 4,600,000 BRL 761,639
i
Bulgaria Government Bond ,
Senior Bond , Reg S, 1.375% , 9/23/50 .................. Bulgaria 1,990,000 EUR 1,285,055
Senior Note , Reg S, 4.125% , 9/23/29 ................... Bulgaria 250,000 EUR 304,852
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 700,000 EUR 831,136

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
i
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 2,130,000 EUR $ 2,231,076
Colombia Government Bond ,
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 480,000 503,280
Senior Note , 5.75% , 11/26/34 ......................... Colombia 600,000 EUR 684,605
Colombia Titulos de Tesoreria ,
B , 11% , 8/22/29 ................................... Colombia 2,315,000,000 COP 587,789
B , 13.25% , 2/09/33 ................................ Colombia 1,932,400,000 COP 513,340
i
Congo Government Bond , Senior Note , Reg S, 9.875% , 11/07/32 Congo 1,600,000 1,603,610
i
Dominican Republic Government Bond ,
Senior Bond , 144A, 13.625% , 2/03/33 .................. Dominican
Republic 70,650,000 DOP 1,422,224
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 800,000 835,880
Senior Bond , 144A, 6.4% , 6/05/49 ..................... Dominican
Republic 850,000 814,640
Egypt Government Bond ,
25.318% , 8/13/27 .................................. Egypt 41,000,000 EGP 774,383
24.458% , 10/01/27 ................................. Egypt 77,307,000 EGP 1,432,015
i
Senior Bond , 144A, 7.3% , 9/30/33 ..................... Egypt 875,000 849,117
i
Senior Bond , 144A, 7.5% , 2/16/61 ..................... Egypt 1,310,000 1,043,338
i
El Salvador Government Bond ,
Senior Bond , Reg S, 7.65% , 6/15/35 ................... El Salvador 2,900,000 2,983,520
Senior Note , 144A, 0.25% , 4/17/30 ..................... El Salvador 1,200,000 49,200
g ,i
Ethiopia Government Bond ,
Senior Bond , 144A, 6.625% , 12/11/24 .................. Ethiopia 2,700,000 2,780,952
Senior Bond , Reg S, 6.625% , 12/11/24 .................. Ethiopia 620,000 638,589
i
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 ................... Gabon 1,840,000 1,555,732
Senior Bond , 144A, 7% , 11/24/31 ...................... Gabon 2,250,000 1,872,356
i
Ghana Government Bond , Senior Bond , Reg S, 5% , 7/03/35 ... Ghana 600,000 552,165
i
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 646,897 625,873
i
Guatemala Government Bond , Senior Bond , Reg S, 6.125% ,
6/01/50 ......................................... Guatemala 1,500,000 1,503,600
i
Honduras Government Bond , Senior Bond , 144A, 5.625% ,
6/24/30 ......................................... Honduras 1,445,000 1,442,876
Hungary Government Bond , 3% , 10/27/38 .................
Hungary 359,700,000 HUF 860,346
Iraq Government Bond ,
i
Senior Bond , Reg S, 5.8% , 1/15/28 .................... Iraq 3,500,000 3,432,941
i
Ivory Coast Government Bond ,
Senior Bond , 144A, 4.875% , 1/30/32 ................... Ivory Coast 2,456,000 EUR 2,772,788
Senior Bond , 144A, 8.25% , 1/30/37 .................... Ivory Coast 600,000 644,150
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 527,674
i
Jordan Government Bond ,
Senior Bond , 144A, 5.85% , 7/07/30 .................... Jordan 1,400,000 1,396,849
Senior Bond , 144A, 7.375% , 10/10/47 .................. Jordan 1,450,000 1,401,458
Kazakhstan MEOKAM ,
10.5% , 8/04/26 ................................... Kazakhstan 319,489,000 KZT 678,651
13.9% , 9/16/26 ................................... Kazakhstan 394,713,000 KZT 842,180
Kazakhstan MEUKAM ,
Senior Bond , 6.5% , 10/24/27 ......................... Kazakhstan 215,520,000 KZT 406,713
Senior Bond , 5% , 4/18/28 ........................... Kazakhstan 870,900,000 KZT 1,543,861
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 ................................. Mexico 16,120,000
n
MXN 886,348
M , 8% , 11/07/47 ................................... Mexico 54,182,500
n
MXN 2,618,252
i
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,290,000 EUR 1,524,085

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mozambique Government Bond ,
i
144A, 9% , 9/15/31 ................................. Mozambique 2,471,000 $ 2,030,851
Nigeria Government Bond ,
17.95% , 6/25/32 ................................... Nigeria 2,479,414,000 NGN 1,899,337
i
Senior Bond , Reg S, 7.625% , 11/28/47 .................. Nigeria 900,000 880,210
i
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 360,000 EUR 412,145
i
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,510,000 1,457,741
i
Romania Government Bond ,
Senior Bond , Reg S, 3.875% , 10/29/35 ................. Romania 1,450,000 EUR 1,462,198
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 1,370,000 EUR 1,568,061
Senior Note , Reg S, 5.25% , 5/30/32 .................... Romania 445,000 EUR 522,690
g ,i
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .. Ghana 2,265,332 2,423,906
South Africa Government Bond ,
8.75% , 2/28/48 ................................... South Africa 39,690,000 ZAR 2,252,527
Senior Bond , 5.75% , 9/30/49 ......................... South Africa 1,600,000 1,293,621
i
Sri Lanka Government Bond , Senior Bond , Reg S, 3.6% , 6/15/35 Sri Lanka 122,000 94,208
i
Srpska Government Bond ,
Senior Note , 144A, 6.25% , 4/02/31 ..................... Bosnia and
Herzegovina 1,500,000 EUR 1,786,250
Senior Note , 144A, 6.375% , 5/08/33 .................... Bosnia and
Herzegovina 350,000 EUR 402,402
i
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 1,400,000 1,521,380
Tunisia Government Bond ,
Senior Bond , 4.2% , 3/17/31 .......................... Tunisia 350,000,000 JPY 1,947,197
i
Senior Note , Reg S, 6.375% , 7/15/26 ................... Tunisia 700,000 EUR 818,883
Turkiye Government Bond ,
36% , 8/12/26 ..................................... Turkiye 120,998,000 TRY 2,659,356
Senior Bond , 4.875% , 4/16/43 ........................ Turkiye 1,800,000 1,311,170
Uganda Government Bond , 14.25% , 8/23/29 ...............
Uganda 5,343,300,000 UGX 1,448,500
i
Ukraine Government Bond ,
Senior Bond , 144A, 2/01/35 .......................... Ukraine 265,892 135,860
Senior Bond , 144A, 4.5% , 2/01/35 ..................... Ukraine 639,491 387,161
Senior Bond , 144A, 2/01/36 .......................... Ukraine 221,577 113,314
Senior Bond , 144A, 4.5% , 2/01/36 ..................... Ukraine 693,632 412,416
Senior Note , 144A, 4% , 2/01/32 ....................... Ukraine 2,881,000 2,212,235
Senior Note , 144A, 4.5% , 2/01/34 ..................... Ukraine 758,281 466,083
i
Uzbekistan Government Bond ,
Senior Note , 144A, 16.625% , 5/29/27 ................... Uzbekistan 16,730,000,000 UZS 1,485,710
Senior Note , 144A, 15.5% , 2/25/28 ..................... Uzbekistan 8,100,000,000 UZS 729,154
g ,i
Venezuela Government Bond ,
Senior Bond , Reg S, 6% , 12/09/20 ..................... Venezuela 720,000 312,300
Senior Bond , Reg S, 7.65% , 4/21/25 ................... Venezuela 3,000,000 1,424,250
Total Foreign Government and Agency Securities (Cost $ 95,286,481 ) ............
101,395,448
Supranational 3.5%
i
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
7% , 3/01/29 ...................................... Supranational
o
57,600,000 INR 592,157
i
Banque Ouest Africaine de Developpement , Sub. Bond , 144A,
8.2% to 2/12/30, FRN thereafter , 2/13/55 ................ Supranational
o
700,000 699,910
i
Corp. Andina de Fomento ,
Senior Bond , Reg S, 7.5% , 6/10/30 .................... Supranational
o
8,630,000 MXN 467,529
Senior Note , 144A, 10.2% , 5/07/29 ..................... Supranational
o
4,900,000,000 MNT 1,369,863
European Bank for Reconstruction & Development ,
Senior Bond , 11 .09% , 1/30/46 ........................ Supranational
o
115,600,000 ZAR 869,445
Senior Note , 8.5% , 6/26/28 .......................... Supranational
o
400,000 AZN 239,914

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Supranational
(continued)
Inter-American Development Bank ,
Senior Note , 7% , 1/25/29 ............................ Supranational
o
47,000,000 INR $ 484,985
Senior Note , 7.35% , 10/06/30 ......................... Supranational
o
17,000,000 INR 177,880
International Finance Corp. , 8% , 7/23/27 ..................
Supranational
o
500,000 AZN 301,232
Total Supranational (Cost $ 5,462,662 ) ........................................
5,202,915
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 4,354
Total Escrows and Litigation Trusts (Cost $ – ) .................................
4,354
Total Long Term Investments (Cost $ 164,503,065 ) .............................
137,535,062
a
Short Term Investments 5.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.5%
f
Egypt Treasury Bills , 19 .86% , 7/21/26 .................... Egypt 18,500,000 EGP 330,086
f
Kazakhstan MEKKAM , 9 .81% , 5/15/26 ................... Kazakhstan 170,000,000 KZT 365,451
Total Foreign Government and Agency Securities (Cost $ 680,557 ) ..............
695,537
Shares
Money Market Funds 5.1%
p,q
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 7,527,949 7,527,949
Total Money Market Funds (Cost $ 7,527,949 ) .................................
7,527,949
Total Short Term Investments (Cost $ 8,208,506 ) ...............................
8,223,486
a
Total Investments (Cost $ 172,711,571 ) 98.7% .................................
$145,758,548
Other Assets, less Liabilities 1.3% ...........................................
2,045,202
Net Assets 100.0% .........................................................
$147,803,750
a a a

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At April 30, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 18 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
e
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
f
The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $93,955,387, representing 63.6% of net assets.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
k
Income may be received in additional securities and/or cash.
l
The coupon rate shown represents the rate at period end.
m
Perpetual security with no stated maturity date.
n
Principal amount is stated in 100 Mexican Peso Units.
o
A supranational organization is an entity formed by two or more central governments through international treaties.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 15,600,000 18,191,412 6/11/26 $ — $ (150,826)
Japanese Yen ...... CITI Sell 321,000,000 2,052,614 6/11/26 — (4,653)
Total Forward Exchange Contracts ................................................... — $(155,479)
Net unrealized appreciation (depreciation) ............................................ $(155,479)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin International Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 6.9%
Exosens SAS ...................................... France 281,700 $ 21,512,112
MTU Aero Engines AG ............................... Germany 65,000 22,292,172
43,804,284
Air Freight & Logistics 3.5%
DSV A/S .......................................... Denmark 91,100 22,405,116
Banks 7.0%
DBS Group Holdings Ltd. ............................. Singapore 451,400 20,814,355
FinecoBank Banca Fineco SpA ......................... Italy 941,600 23,375,808
44,190,163
Biotechnology 5.6%
a
Argenx SE , ADR .................................... Netherlands 31,300 24,467,836
a
BioNTech SE , ADR .................................. Germany 106,400 11,007,080
35,474,916
Broadline Retail 2.8%
a
MercadoLibre, Inc. .................................. Brazil 9,900 17,747,037
Building Products 3.8%
Belimo Holding AG .................................. Switzerland 26,000 23,809,744
Capital Markets 6.8%
ICG plc ........................................... United Kingdom 963,000 23,742,507
Swissquote Group Holding SA .......................... Switzerland 38,900 19,686,854
43,429,361
Chemicals 2.4%
Sika AG .......................................... Switzerland 82,000 15,126,231
Electronic Equipment, Instruments & Components 2.3%
Inficon Holding AG .................................. Switzerland 77,400 14,326,766
Entertainment 2.8%
CTS Eventim AG & Co. KGaA .......................... Germany 268,900 17,748,414
Health Care Equipment & Supplies 3.9%
Alcon AG ......................................... United States 333,200 24,874,162
Hotels, Restaurants & Leisure 2.5%
Amadeus IT Group SA ............................... Spain 279,300 16,116,263
Household Durables 3.3%
Sony Group Corp. ................................... Japan 1,041,200 20,860,788
Interactive Media & Services 3.1%
b
Scout24 SE , 144A , Reg S ............................. Germany 239,394 19,932,508
IT Services 2.4%
a
Shopify, Inc. , A ..................................... Canada 125,800 15,238,154
Life Sciences Tools & Services 3.9%
Lonza Group AG .................................... Switzerland 40,100 24,654,339
Machinery 7.0%
Interroll Holding AG .................................. Switzerland 10,500 21,958,149
b
VAT Group AG , 144A , Reg S ........................... Switzerland 29,800 22,387,261
44,345,410
Oil, Gas & Consumable Fuels 1.5%
Secure Waste Infrastructure Corp. ....................... Canada 560,000 9,543,932
Pharmaceuticals 5.8%
AstraZeneca plc .................................... United Kingdom 117,200 22,235,461

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Teva Pharmaceutical Industries Ltd. , ADR ................. Israel 421,540 $ 14,783,408
37,018,869
Professional Services 2.5%
Experian plc ....................................... United States 433,000 15,843,060
Semiconductors & Semiconductor Equipment 12.6%
ASML Holding NV ................................... Netherlands 13,500 19,514,875
Disco Corp. ........................................ Japan 36,500 17,366,061
a
Nova Ltd. ......................................... Israel 40,000 20,017,200
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 58,000 22,971,480
79,869,616
Software 3.2%
a,c
CyberArk Software Ltd. ............................... United States 34,000 1,530,000
a
Kinaxis, Inc. ....................................... Canada 179,000 18,493,658
20,023,658
Specialty Retail 3.8%
Fast Retailing Co. Ltd. ................................ Japan 51,000 24,008,012
Total Common Stocks (Cost $ 486,096,942 ) ...................................
630,390,803
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 6,873,680 6,873,680
Total Money Market Funds (Cost $ 6,873,680 ) .................................
6,873,680
Total Short Term Investments (Cost $ 6,873,680 ) ...............................
6,873,680
a
Total Investments (Cost $ 492,970,622 ) 100.5% ................................
$637,264,483
Other Assets, less Liabilities (0.5) % .........................................
(2,801,944)
Net Assets 100.0% .........................................................
$634,462,539
a a a
See A bbreviations o n page 18 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $42,319,769, representing 6.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At April 30, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2026, investments in affiliated management investment companies were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 .................................. 10/12/09 – 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,100,000 $—
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2026, the FT Subsidiary investments as well as any other assets and liabilities of the FT
Subsidiary are reflected in the Fund's Consolidated Schedule of Investments. At April 30, 2026, the net assets of the FT
Subsidiary were $2,297,326, representing 1.6% of the Fund's consolidated net assets. The Fund's investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $6,669,994 $66,928,613 $(66,070,658) $— $— $7,527,949 7,527,949 $162,516
Total Affiliated Securities ... $6,669,994 $66,928,613 $(66,070,658) $— $— $7,527,949 $162,516
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $15,291,485 $222,138,092 $(230,555,897) $— $— $6,873,680 6,873,680 $323,861
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $12,340,000 $(12,340,000) $— $— $— — $3,827
Total Affiliated Securities ... $15,291,485 $234,478,092 $(242,895,897) $— $— $6,873,680 $327,688
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Financial Services ...................... $ — $ — $ —
b
$ —
Metals & Mining ....................... 22,657 — — 22,657
Real Estate Management & Development .... — 217 — 217
Warrants ............................... — — 2,299,154
b
2,299,154
Private Limited Partnership Funds ............ — — —
b
—
Convertible Bonds ....................... — 77,904 — 77,904
Quasi-Sovereign Bonds :
Financial Services ...................... — — —
b
—
Municipal Bonds ....................... — 3,449,818 — 3,449,818
Oil, Gas & Consumable Fuels ............. — 7,136,874 1,969,761 9,106,635
Transportation Infrastructure .............. — 862,732 — 862,732
Corporate Bonds :
Banks ............................... — 437,760 — 437,760
Broadline Retail ....................... — — —
b
—
Chemicals ........................... — 2,025,914 — 2,025,914
Commercial Services & Supplies ........... — 216,563 — 216,563
Diversified Telecommunication Services ..... — 680,491 — 680,491
Electric Utilities ........................ — 3,733,220 — 3,733,220
Food Products ........................ — 442,000 — 442,000
Metals & Mining ....................... — 810,552 — 810,552
Oil, Gas & Consumable Fuels ............. — 2,959,611 — 2,959,611
Real Estate Management & Development .... — 134,075 — 134,075
Transportation Infrastructure .............. — 675,579 — 675,579
Wireless Telecommunication Services ....... — 2,292,628 — 2,292,628
Loan Participations and Assignments ......... — 704,835 —
b,c
704,835
Foreign Government and Agency Securities .... — 101,395,448 — 101,395,448
Supranational ........................... — 5,202,915 — 5,202,915
Escrows and Litigation Trusts ............... — — 4,354 4,354
Short Term Investments ................... 7,527,949 695,537 — 8,223,486
Total Investments in Securities ........... $7,550,606 $133,934,673
d
$4,273,269 $145,758,548
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 155,479 $ — $ 155,479
Total Other Financial Instruments ......... $— $155,479 $— $155,479
Franklin International Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 43,804,284 — 43,804,284
Air Freight & Logistics ................... — 22,405,116 — 22,405,116
Banks ............................... — 44,190,163 — 44,190,163
Biotechnology ......................... 35,474,916 — — 35,474,916
Broadline Retail ....................... 17,747,037 — — 17,747,037
Building Products ...................... — 23,809,744 — 23,809,744
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Capital Markets ........................ $ — $ 43,429,361 $ — $ 43,429,361
Chemicals ........................... — 15,126,231 — 15,126,231
Electronic Equipment, Instruments &
Components ........................ — 14,326,766 — 14,326,766
Entertainment ......................... — 17,748,414 — 17,748,414
Health Care Equipment & Supplies ......... — 24,874,162 — 24,874,162
Hotels, Restaurants & Leisure ............. — 16,116,263 — 16,116,263
Household Durables .................... — 20,860,788 — 20,860,788
Interactive Media & Services .............. — 19,932,508 — 19,932,508
IT Services ........................... 15,238,154 — — 15,238,154
Life Sciences Tools & Services ............ — 24,654,339 — 24,654,339
Machinery ............................ 21,958,149 22,387,261 — 44,345,410
Oil, Gas & Consumable Fuels ............. 9,543,932 — — 9,543,932
Pharmaceuticals ....................... 14,783,408 22,235,461 — 37,018,869
Professional Services ................... — 15,843,060 — 15,843,060
Semiconductors & Semiconductor Equipment . 42,988,680 36,880,936 — 79,869,616
Software ............................. 18,493,658 — 1,530,000 20,023,658
Specialty Retail ........................ — 24,008,012 — 24,008,012
Short Term Investments ................... 6,873,680 — — 6,873,680
Total Investments in Securities ........... $183,101,614 $452,632,869
e
$1,530,000 $637,264,483
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at April 30, 2026.
d
Includes foreign securities valued at $217, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $452,632,869, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2026, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (433,379) $ 433,379 $ — $ —
Financial Services ... —
d
— — — — — — — —
d
—
Warrants :
Financial Services ... 691,095 — — — — — — 1,608,059 2,299,154 1,608,059
Metals & Mining ..... — —
d
— — — — — — —
d
—
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds : 502,464
d
1,990,000 (493,049) — — 490 (15,687) (14,457) 1,969,761
d
(20,729)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Loan Participations and
Assignments : —
d
38,115
d
110 — — — (110) (38,115) —
d
—
Escrows and Litigation
Trusts : 3,982 — — — — — — 372 4,354 372
Supranational : 532,174 — — — (532,174) — — — — —
Total Investments in
Securities ............ $1,729,715 $2,028,115 $(492,939) $— $(532,174) $490 $(449,176) $1,989,238 $4,273,269 $1,587,702
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2026, are as follows:
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants:
Financial Services
.......
$2,299,154 Recovery value Implied
recovery
13.2% Increase
Quasi-Sovereign Bonds:
Oil, Gas & Consumable
Fuels
...................
1,969,761 Discounted cash
flow
Discount rate 11.8% Decrease
All Other
...................
4,354
b,c
Total
.........................
$4,273,269
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
Cu r rency
ARS
Argentine Peso
AZN
Azerbaijan Manat
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
INR
Indian Rupee
JMD
Jamaican Dollar
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MNT
Mongolian Tugrik
MXN
Mexican Peso
NGN
Nigerian Naira
TRY
Turkish Lira
UGX
Ugandan Shilling
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FRN
Floating Rate Note
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
T-Note
Treasury Note
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.